Non-current and Current Financial Assets	12 Months Ended
Dec. 31, 2018
Disclosure of financial assets [abstract]
Non-current and current financial assets
8	Non-current and current financial assets

	31/12/2017	31/12/2018
	US$’000	US$’000
Non-current
Deposits	480	472

Current
Deposits	1,177	619
Others	36	10
	1,213	629